UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND (formerly, the Insured Intermediate Tax Free Fund) June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.92%

Education 13.05%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(7)	5.00%	3/1/2013	AAA	$150	$157,595
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(7)	5.00%	8/1/2010	AAA	200	206,482
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	AA+	300	319,482
MD St Hlth & Higher Edl Facs Auth Rev WA Christian Academy	5.25%	7/1/2018	NR	250	251,483
Penn St Higher Edl Facs Auth Temple Univ(12)	5.00%	4/1/2010	AAA	250	257,260
Pierce Cnty WA Sch Dist No 416 White River(8)	5.00%	12/1/2015	Aaa	250	265,487
Univ AR Univ Revs Facs Fayetteville Campus(2)	5.00%	11/1/2014	Aaa	350	369,505
Total					1,827,294

General Obligation 31.47%
Arlington TX(8)	5.00%	8/15/2011	AAA	325	337,194
Austin TX Indpt Sch Dist PSF GTD	5.25%	8/1/2015	AAA	250	268,515
FL St Bd Ed Cap Outlay Pub Ed Ser C(7)	5.00%	6/1/2010	AAA	300	308,721
Foothill De Anza CA Cmnty College Dist Ser A(2)	5.00%	8/1/2017	AAA	500	523,485
Hancock Cnty MS Sch Dist(2)	5.00%	4/15/2010	Aaa	160	164,496
Hemet CA Univ Sch Dist 2002 Election Ser C(12)	5.00%	8/1/2011	AAA	200	208,970
HI St Ref Ser DG(2)	5.00%	7/1/2015	AAA	240	254,587
Jersey City NJ Ref Pub Impt Ser A(12)	5.25%	9/1/2015	AAA	250	266,860
NC St Ser A	5.00%	6/1/2010	AAA	150	154,694
Philadelphia PA(4)	4.50%	8/1/2012	AAA	250	256,027
Philadelphia PA Sch Dist Ser B(2)	5.00%	4/1/2013	AAA	260	272,654
River Rouge MI Sch Dist(7)	5.00%	5/1/2011	AAA	300	311,058
Salem Keizer OR Sch Dist No 24J(8)	5.00%	6/15/2011	AAA	200	207,744
St. Louis Park MN Indpt Sch Dist No 283 Ref Sch Bldg Ser B(8)	5.00%	2/1/2015	Aaa	300	315,762

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Tantasqua MA Regl Sch Dist(8)	4.50%	10/1/2013	Aaa	$235	$241,418
Washoe Cnty NV Sch Dist Ser B(12)	5.00%	6/1/2014	AAA	300	316,638
Total					4,408,823

Healthcare 8.82%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	250,185
CA Statewide Cmntys Dev Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	250	246,865
HI St Dept Budget & Fin Spl Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	250	268,992
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	205	210,857
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey(4)	5.00%	11/1/2011	AAA	250	258,515
Total					1,235,414

Housing 2.27%
LA St Citizens Ppty Ins Corp Assmt Rev Ser B(2)	5.00%	6/1/2016	AAA	300	317,211

Industrial 2.50%
Baltimore MD Pollutn Ctl Rev Gen Motors Corp	5.35%	4/1/2008	B-	100	100,034
OH St Wtr Dev Auth Solid Wst Rev Allied Wst N.A. Inc Pj Ser A AMT	5.15%	7/15/2015	B+	250	249,995
Total					350,029

Lease 2.37%
CA St Pub Wks Brd Svcs Richmond Lab B(14)	5.00%	11/1/2017	AAA	315	332,300

Miscellaneous 12.46%
CA St Econ Recovery Ser A(7)	5.25%	7/1/2014	AAA	200	214,984
Citizens Ppty Ins Corp FL Ref Sr 2nd High Risk Acct A(12)	5.00%	3/1/2012	AAA	350	364,413
FL St Dept Envr Protn Preservation Rev FL Forever Ser B(12)	5.00%	7/1/2012	AAA	300	313,584
MI St Envr(11)(12)	5.50%	12/1/2013	AAA	100	108,340
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(7)	Zero Coupon	4/1/2014	AAA	200	198,168

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	$250	$256,120
OR St Dept Admin Svcs(8)	5.00%	9/1/2012	AAA	100	104,754
Willacy Cnty TX Loc Govt Corp Rev Pj	6.00%	3/1/2009	NR	185	185,529
Total					1,745,892

Power 4.47%
Houston TX Util Sys Rev Comb First Lien(8)	5.00%	11/15/2016	AAA	250	265,932
Puerto Rico Elec Pwr Auth Rev Ser JJ(12)	5.25%	7/1/2013	AAA	100	106,763
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	250	253,495
Total					626,190

Sales Tax 2.62%
MI St Trunk Line(7)	5.00%	11/1/2012	AAA	350	366,951

Special Tax 1.79%
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	250	250,683

Transportation 13.46%
Clark Cnty NV Arpt Rev Sub Lien Ser A(2)	5.00%	7/1/2016	AAA	250	265,037
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Sub Ser A-1 AMT	8.50%#	5/1/2029	CCC+	250	257,528
FL St Tpk Auth Tpk Rev Dept Transn Ser A(12)	5.00%	7/1/2009	AAA	300	306,486
NJ St Transn Tr Fd Grant Antic Bds Ser A(7)	5.00%	6/15/2017	AAA	300	316,590
Oklahoma City OK Arpt Trust Ref Jr Lien 29th Ser B(2)	5.00%	7/1/2017	AAA	350	370,017
SC Transn Infrastr Bk Rev Ser B(2)	5.25%	10/1/2012	Aaa	350	370,132
Total					1,885,790

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 2.64%
Lansing MI Sew Disp Sys(7)	5.00%	5/1/2014	AAA	$150	$158,503
Pima Cnty AZ Swr Rev(8)	5.00%	7/1/2014	AAA	200	211,714
Total					370,217
Total Municipal Bonds (cost $13,789,965)					13,716,794

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $511)	1	511
Total Investments in Securities 97.92% (cost $13,790,476)		13,717,305
Cash and Other Assets in Excess of Liabilities 2.08%		291,508
Net Assets 100.00%		$14,008,813

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

FLORIDA TAX FREE TRUST June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.54%

Education 2.35%
Pinellas Cnty FL Edl Facs Auth Rev Eckerd College Pj(1)	5.25%	10/1/2029	A	$500	$513,215
Tampa FL Rev Univ Tampa Pj(4)	5.00%	4/1/2035	Aaa	1,000	1,017,640
Total					1,530,855

General Obligation 1.57%
Hillsborough Cnty FL Sch Bd COP(12)	5.00%	7/1/2029	AAA	1,000	1,023,350

Healthcare 15.24%
Brevard Cnty FL Hlth Facs Auth Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A	1,000	1,000,620
Delware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	350	355,029
Highlands Cnty FL Hlth Facs Auth Rev Hosp Adventist Hlth Sys Ser C	5.25%	11/15/2036	A+	1,000	1,021,440
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(e)	5.25%	10/1/2041	A3	2,000	2,033,520
Lee Mem Hlth Sys FL Hosp Ser A	5.00%	4/1/2037	A	1,000	1,000,690
Marion Cnty FL Hosp Dist Rev Ref & Impt Hlth Sys Munroe Regl Med Ctr	5.00%	10/1/2029	A2	1,000	1,001,510
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	951,340
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Conception A	6.50%	11/15/2020	AA	410	445,908
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(12)	5.50%	7/1/2028	AAA	1,905	2,098,110
Total					9,908,167

Housing 3.78%
Florida Hsg Fin Corp Rev Hmowner Mtg Ser 4 AMT(5)(10)	5.00%	7/1/2021	Aa1	995	1,003,209
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(5)(10)	6.40%	3/1/2029	Aaa	375	383,254
Pinellas Cnty FL Hsg Fin Auth Multi Cnty Pg Ser B1 AMT(5)(10)	5.00%	3/1/2048	Aaa	1,100	1,073,765
Total					2,460,228

Industrial 4.23%
Escambia Cnty FL Env Impt Rev Ref Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB	500	490,345

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Jacksonville FL Econ Dev Comm Anheuser Busch Pj Ser B AMT	4.75%	3/1/2047	A	$1,000	$932,610
Lee Cnty FL Ind Dev Auth Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	750	772,635
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	553,509
Total					2,749,099

Lease 1.58%
Broward Cnty FL Sch Bd Ctfs Ser A(7)	5.00%	7/1/2032	AAA	1,000	1,030,130

Miscellaneous 15.96%
Aleutians East Burough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	364,735
Jacksonville FL Excise Taxes Ref Ser C AMT(12)	5.25%	10/1/2020	AAA	1,000	1,037,030
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(7)	Zero Coupon #	4/1/2014	AAA	1,500	1,486,260
Miami-Dade Cnty FL Spl Oblig Sub Ser A(12)	Zero Coupon	10/1/2024	AAA	3,000	1,207,740
Miami-Dade Cnty FL Spl Oblig Sub Ser B(12)	5.00%	10/1/2037	AAA	1,000	1,015,510
Orange Cnty FL Sales Tax Rev Ser B(7)	5.125%	1/1/2032	AAA	1,425	1,469,987
Osceola Cnty Tourist Dev Tax Rev Ser A(7)	5.00%	10/1/2032	AAA	1,400	1,430,940
Puerto Rico Pub Impt Bldgs Ser I GTD	5.25%	7/1/2033	BBB-	1,250	1,297,325
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(12)	6.00%	10/1/2015	AAA	450	490,392
West Palm Beach FL Cmnty Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	581,406
Total					10,381,325

Power 1.62%
Emerald Coast FL Utils Auth Rev Sys(7)	5.25%	1/1/2036	AAA	1,000	1,051,710

Pre-Refunded 45.38%
FL St Bd of Ed Cap Pub Ed Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,090,160

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
FL St Bd of Pub Ed Cap Outlay Pub Ed Ser E	5.625%	6/1/2025	AAA	$1,000	$1,055,290
Highlands Cnty FL Facs Auth Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A1	2,000	2,189,860
Highlands Cnty FL Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A1	2,000	2,168,660
Miami-Dade Cnty FL Edl Facs Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	2,000	2,124,880
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(7)	6.375%	7/1/2029	AAA	1,250	1,346,150
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A2	1,000	1,082,250
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	713,990
Orange Cnty FL Tourist Dev Sub Tax Rev Sr Lien(2)	5.125%	10/1/2025	AAA	1,445	1,513,190
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	880	940,526
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,081,300
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,500	2,627,512
Puerto Rico Comwlth Pub Impt~(e)(12)	5.75%	7/1/2026	AAA	7,000	7,340,690
Tampa Bay Wtr FL Util Sys Rev(7)	6.00%	10/1/2024	AAA	3,000	3,236,460
Total					29,510,918

Resource Recovery 0.54%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	350	350,259

Special Tax 2.99%
Northern Palm Beach Cnty Impt Dist FL Ref Wtr Ctrl & Impt No 43 Ser B(1)	4.625%	8/1/2031	A	1,000	939,810
Northern Palm Beach Cnty Impt Dist FL Ref Wtr Ctrl & Impt No 43 Ser B(1)	5.00%	8/1/2031	A	1,000	1,003,100
Total					1,942,910

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 6.22%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	$300	$298,194
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B(12)	4.50%	10/1/2031	AAA	1,000	948,990
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT(14)	5.00%	10/1/2037	AAA	2,000	2,020,020
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(7)	5.125%	7/1/2025	Aaa	750	777,510
Total					4,044,714

Water/Sewer 6.08%
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(7)	5.00%	10/1/2032	AAA	1,000	1,022,100
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,042,460
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,047,360
Ocala FL Wtr & Swr Rev(7)	5.25%	10/1/2027	Aaa	800	838,312
Total					3,950,232
Total Municipal Bonds (cost $67,353,471)					69,933,897

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus FL Municipal Cash Management (cost $611)	1	611
Total Investments in Securities 107.54% (cost $67,354,081)		69,934,508
Liabilities in Excess of Cash and Other Assets(d) (7.54%)		(4,905,638)
Net Assets 100.00%		$65,028,870

See Notes to Schedule of Investments.

4

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	20	Short	$(2,155,000)	$29,314

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST June 30, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 103.59%

Education 18.21%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg A(14)	5.00%	7/1/2031	AAA		$1,000	$1,029,850
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj(4)	5.00%	6/1/2036	AAA		2,285	2,351,082
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa		2,000	2,057,100
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa		775	813,572
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA		1,050	1,079,673
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa		400	413,180
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC A(4)	5.00%	7/1/2032	AAA		1,000	1,030,930
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA		1,000	1,065,440
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		750	780,120
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+		1,400	1,431,780
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(12)	5.00%	5/1/2034	AAA		2,000	2,059,240
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA		1,000	1,062,080
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-(a	)	500	502,805
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		1,000	1,032,210
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC(2)	5.00%	6/1/2034	AAA		1,000	1,033,350
Peach Cnty GA Dev Auth Student Hsg Facs Fort Vly St Univ Fndtn Ppty(2)	5.00%	6/1/2023	AAA		1,115	1,164,640
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3		1,340	1,402,162
Richmond Cnty GA Dev Auth Student Hsg Facs Rev ASU Jaguar Student Hsg LLC A	5.25%	2/1/2030	A3		2,000	2,053,540

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Richmond Cnty GA Dev Auth Edl Facs Rev ASU Jaguar Student Ctr Ser A(14)	5.00%	7/1/2034	Aaa	$1,000	$1,030,530
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second Abac LLC Pj(4)	5.00%	8/1/2037	Aaa	1,000	1,028,610
Total					24,421,894

General Obligation 4.87%
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3	145	145,767
Northern Mariana Islands Cmwlth Ref Ser A	5.00%	6/1/2030	NR	2,500	2,456,375
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,010,700
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	676,618
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB-	1,155	1,194,501
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	1,000	1,045,160
Total					6,529,121

Healthcare 5.23%
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(12)	5.125%	1/1/2032	AAA	500	514,800
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,059,470
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB+	1,010	1,001,283
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc PJ	5.25%	12/1/2022	BBB+	1,000	1,020,230
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs(12)	6.00%	8/1/2016	AAA	100	101,156
Med Ctr Hosp Auth GA Rev Ref Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	1,301,989
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Facs Hosp de la Conception A	6.50%	11/15/2020	AA	410	445,908
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(12)	5.50%	3/1/2021	Aaa	500	529,675
Wayne Cnty GA Hosp Auth Rev GTD(14)	5.00%	3/1/2023	Aaa	1,000	1,036,190
Total					7,010,701

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 11.70%
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT(6)	5.00%#	10/1/2032	AAA	$3,500	$3,511,445
GA St Hsg & Fin Auth Rev Sing Fam C Sub Ser C-2 AMT	4.55%	12/1/2031	AAA	2,000	1,859,060
GA St Hsg & Fin Auth Rev Sing Fam C Sub Ser C-2 AMT	4.60%	12/1/2037	AAA	4,000	3,721,640
GA St Hsg & Fin Auth Rev Sing Fam Mtg-Ser A AMT	4.85%	12/1/2037	AAA	3,000	2,907,120
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	1,005,400
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	97,055
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	1,969,120
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	98,554
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(9)	5.15%	11/20/2022	AAA	500	511,670
Total					15,681,064

Industrial 2.49%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	1,015	1,086,162
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	780,382
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	500	494,930
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	978,520
Total					3,339,994

Lease 3.96%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Bal Pub Purp Pj(2)	5.625%	7/1/2020	AAA	10	10,525
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,282,115
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,111,523
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,069,068

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	$750	$788,775
GA Sch Brds Assn Inc Dekalb Cnty Pub Schs Pj(12)	5.00%	12/1/2023	AAA	1,000	1,046,030
Total					5,308,036

Miscellaneous 1.25%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(12)	5.625%	10/1/2026	AAA	1,000	1,143,520
George L Smith II GA World Congress Ctr Auth Rev AMT(12)	5.75%	7/1/2015	AAA	500	525,395
Total					1,668,915

Power 4.91%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj(2)	4.40%	7/1/2016	AAA	1,000	1,004,350
Monroe Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Scherer Pj 1st Ser(2)	4.90%#	7/1/2036	AAA	2,000	2,018,000
Muni Elec Auth GA Combustion Cycle Pj Ser A(12)	5.00%	11/1/2020	AAA	1,000	1,038,890
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,006,800
Muni Elec Auth GA Combustion Turbine Pj Ser A(12)	5.25%	11/1/2022	AAA	1,445	1,518,710
Total					6,586,750

Pre-Refunded 26.98%
Assoc Cnty GA Commnrs Leasing Pj Pub Purp Pj(2)	5.625%	7/1/2020	AAA	15	15,861
Athens-Clarke Cnty GA Univ Govt Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,071,190
Atlanta GA Arpt Facs Rev Ref Gen Ser A(7)	5.60%	1/1/2030	AAA	1,500	1,573,905
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	97,636
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(12)	Zero Coupon	8/1/2015	AAA	395	236,396

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
College Park GA Business & Edl Dev Auth Civic Ctr Pj(2)	5.75%	9/1/2026	AAA	$450	$482,576
Fayette Cnty GA Pub Facs Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,066,340
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,137,480
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	801,855
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	1,982,220
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,057,820
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,045,640
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	542,225
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	267,195
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(12)	5.875%	7/1/2020	AAA	1,000	1,065,870
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,586,820
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,494,189
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	1/1/2010	AAA	3,500	3,774,015
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,885	2,036,384
Puerto Rico Comwlth Infra Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,000	2,102,010
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	370	387,264
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	580	611,320
Puerto Rico Comwlth Pub Impt Ser A(12)	5.75%	7/1/2026	AAA	1,990	2,092,346
Puerto Rico Elec Pwr Auth Pwr Rev Ser HH(8)	5.25%	7/1/2029	AAA	1,135	1,189,911
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.25%	7/1/2036	BBB	915	965,837
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(12)	5.50%	8/1/2020	AAA	1,500	1,589,520
Puerto Rico Pub Impt Bldgs Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	1,185	1,257,475

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	$3,000	$3,130,110
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	516,450
Total					36,177,860

Resource Recovery 1.95%
Atlanta GA Wtr & Wstwtr Rev Ser A Unrefunded Balance(7)	5.00%	11/1/2029	AAA	2,090	2,131,633
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	485,860
Total					2,617,493

Sales Tax 0.39%
Metropolitan Atlanta Rapid Transn Auth GA Sales Tax Rev Ser N(11)(12)	6.25%	7/1/2018	AAA	465	527,245

Special Tax 0.87%
Atlanta GA Dev Auth Rev Opportunity Pj(2)	5.00%	12/1/2018	AAA	1,105	1,169,433

Transportation 3.90%
Atlanta GA Arpt Facs Rev AMT(12)	Zero Coupon	1/1/2010	AAA	550	480,397
Atlanta GA Arpt Facs Rev Gen Ser A AMT(8)	5.125%	1/1/2030	AAA	100	102,506
Atlanta GA Arpt Passenger Fac Charge Rev Sub Lien Gen Ser J(8)	5.00%	1/1/2034	AAA	2,000	2,045,100
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa3	1,020	1,035,178
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj(2)	5.25%	9/1/2026	AAA	1,000	1,056,480
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA	500	510,530
Total					5,230,191

Water/Sewer 16.88%
Atlanta GA Wtr & Wstwtr Rev(8)	5.00%	11/1/2037	AAA	3,820	3,930,589
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2022	AAA	500	526,345
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2030	AAA	1,110	1,157,319
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2034	AAA	1,000	1,050,870

See Notes to Schedule of Investments.

6

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa	$500	$528,860
DeKalb Cnty GA Wtr & Swr Rev Ser A~(e)	5.00%	10/1/2035	AA	12,540	12,868,673
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	550	583,127
Fulton Cnty GA Wtr & Swr Rev(7)	4.75%	1/1/2028	AAA	1,215	1,218,013
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	774,855
Total					22,638,651
Total Municipal Bonds (cost $137,068,953)					138,907,348

SHORT-TERM INVESTMENTS 1.34%

Variable Rate Demand Notes
Burke Cnty GA Dev Auth Pollutn Ctrl Rev Adj Oglethorpe Pwr Corp Pj C(f)(12)	3.89%	7/2/2007	AAA	1,400	1,400,000
Monroe Cnty GA Dev Auth Pollutn Ctrl Rev Adj Oglethorpe Pwr Corp Pj(f)(12)	3.89%	7/2/2007	AAA	400	400,000
Total Short-Term Investments (cost $1,800,000)					1,800,000
Total Investments in Securities 104.93% (cost $138,868,953)					140,707,348
Liabilities in Excess of Cash and Other Assets(d) (4.93%)					(6,607,905)
Net Assets 100.00%					$134,099,443

See Notes to Schedule of Investments.

7

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	99	Short	$(10,667,250)	$145,246

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 115.42%

Acute Care Hospital 0.80%
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	$1,500	$1,535,085
MI St Hosp Fin Auth Rev Chelsea Cmnty Hosp Oblig	5.00%	5/15/2030	BBB	3,175	3,144,933
NY St Dorm Auth Revs Mt. Sinai NYU Hlth Rmkt	5.50%	7/1/2026	Baa1	1,500	1,518,690
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2035	Baa3	5,750	6,244,960
Total					12,443,668

Airlines 4.96%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	16,000	15,133,120
Charlotte NC Spl Facs Rev Ref Charlotte/Douglas Intl Arpt AMT	5.60%	7/1/2027	NR	2,095	2,120,224
Denver CO City & Cnty Spl Facs Rev Arpt Rev Ref United Airlines Pj A AMT	5.25%	10/1/2032	B	4,000	3,938,640
Houston TX Arpt Sys Rev Spl Facs Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	3,133,322
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2029	B-	6,070	6,472,502
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	7.00%	7/1/2029	B-	1,000	1,075,220
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	3,887,409
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,310	3,409,763
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	755	807,548
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%#	8/1/2025	B	28,300	33,570,592
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B	1,000	964,990
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	2,700	2,575,719
Total					77,089,049

Airport Passenger Facility Charge 0.86%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa3	2,410	2,470,997

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Airport Passenger Facility Charge (continued)
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2	$1,955	$2,000,473
Tulsa OK Muni Arpt Tr Rev AMR Ser B AMT	5.65%#	12/1/2035	B	8,825	8,907,426
Total					13,378,896

Airport Special Facility 1.75%
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	2,399,344
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	5,218,750
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	10,920	11,249,129
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,450	2,616,085
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.125%	8/1/2011	B	5,450	5,738,305
Total					27,221,613

Charter Schools 5.73%
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,640	1,601,132
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	1,457,895
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	4,232,672
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,889,355
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+	1,000	976,530
Crescent Academy MI COP	5.75%	12/1/2036	NR	1,650	1,665,840
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB	1,000	988,670
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB	1,255	1,245,324
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,665	1,685,080
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	2,045,300
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A+	6.125%	8/1/2026	NR	1,550	1,543,878

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Charter Schools (continued)
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A+	6.25%	8/1/2036	NR	$2,815	$2,799,884
Kansas City MO Indl Dev Auth Derrick Thomas Ser A+	5.875%	1/1/2037	NR	6,570	6,627,290
Lee Cnty FL Indl Dev Auth Ind Dev Rev Ser A Lee Charter Fndtn	5.375%	6/15/2037	BB	3,500	3,428,460
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	251,483
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,300	2,303,358
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,837,924
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	3,363,829
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	1,000	980,120
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+	1,715	1,730,058
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+	1,000	1,007,770
Palm Bay FL Edl Facs Rev Patriot Chrtr Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,576,902
Palm Bay FL Edl Facs Rev Patriot Chrtr Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	5,420,950
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	2,613,077
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB-	10,000	9,657,400
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB	250	253,355
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB	1,800	1,820,160
Plymouth MI Edl Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,507,365
Provo UT Chrtr Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	3,000	2,935,260
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.55%	11/15/2021	NR	1,250	1,270,712

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Charter Schools (continued)
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.55%	11/15/2026	NR	$800	$809,840
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.70%	11/15/2036	NR	1,750	1,776,495
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+	3,795	3,995,869
TX St Pub Fin Auth Chrtr Sch Fin Corp Rev Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BB+	2,870	2,760,940
UT Cnty UT Chrtr Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	1,000	1,001,120
UT Cnty UT Chrtr Sch Rev Lincoln Academy Ser A(b)	5.875%	6/15/2037	NR	1,750	1,755,810
West Vly City UT Chrtr Sch Rev Ref Monticello Academy	6.375%	6/1/2037	NR	4,200	4,264,008
Total					89,081,115

Continuing Care Retirement Communities 7.92%
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR	800	801,296
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR	1,400	1,410,682
Bremer Cnty IA Ret Fac Rev Bremer Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,142,246
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,678,325
Carlton MN Hlthcare & Hsg Facs Rev Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR	1,080	1,090,638
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	6,286,860
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR	3,655	3,658,984
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,709,724
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR	4,000	4,144,160
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR	5,000	4,985,850
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR	8,000	8,390,400
IL Fin Auth Rev Clare Oaks Pj Ser A	6.125%	11/15/2040	NR	2,500	2,622,250

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Continuing Care Retirement Communities (continued)
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB+	(a)	$4,000	$4,033,280
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB+	(a)	8,255	8,348,612
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,345,126
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2026	NR		1,250	1,299,975
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR		4,500	4,640,985
James City Cnty VA Econ Dev Auth Resdl Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR		1,000	1,026,340
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR		1,400	1,402,100
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR		500	502,120
MD St Hlth & Higher Edl Facs Auth Rev Edenwald Ser A	5.40%	1/1/2031	NR		2,000	2,055,880
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	2,073,420
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,750	1,820,945
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	1,500	1,484,220
NC Med Care Cmnty Hlthcare Facs Rev First Mtg Presbyterian Homes	5.50%	10/1/2031	NR		2,000	2,055,220
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.25%	10/1/2024	NR		750	756,930
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.50%	10/1/2032	NR		3,600	3,664,080
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,261,712
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		3,655	3,685,410
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	5.65%	11/15/2027	NR		620	629,753
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2026	NR		5,055	5,339,849

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Continuing Care Retirement Communities (continued)
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2038	NR	$7,900	$8,315,303
SC Jobs Econ Dev Auth Hlth Facs Rev Ref First Mtg Wesley Commons	5.30%	10/1/2036	NR	4,500	4,515,930
Shelby Cnty TN Hlth Edl Hsg Facs Bd Rev Trezevant Manor Pj Ser A	5.625%	9/1/2026	NR	1,500	1,517,520
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	268,638
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	262,560
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	494,784
Sussex Cnty DE Rev Adj First Mtg Cadbury Lewes A	5.90%	1/1/2026	NR	500	514,065
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR	7,100	7,234,829
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminster Canterbury	5.25%	11/1/2026	NR	3,000	3,052,380
VT Econ Dev Auth Mtg Wake Robin Corp Pj Ser A	5.25%	5/1/2026	NR	750	757,860
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR	1,200	1,244,820
Winchester VA Indl Dev Auth Westminster Canterbury Ser A Resdl Care Fac Rev	5.20%	1/1/2027	NR	2,500	2,524,675
Winchester VA Indl Dev Auth Westminster Canterbury Ser A Resdl Care Fac Rev	5.30%	1/1/2035	NR	2,000	2,020,900
Total					123,071,636

Correctional Facilities 1.69%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	1,049,200
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,700,288
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	1,000	989,130
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	1,000	976,080
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,461,465
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,230	1,265,793
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	1,925	1,937,070

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Correctional Facilities (continued)
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR	$850	$861,704
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	1,900	1,915,238
Rivers Auth Inc Mont Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,500	2,540,850
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	1,010,530
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,220,880
Willacy Cnty TX Loc Govt Corp Pj	6.00%	3/1/2009	NR	9,375	9,401,813
Total					26,330,041

Dirt Bonds, Tax Increment/Allocation 0.64%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	526,685
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,500	1,537,650
Atlanta GA Tax Alloc Eastside Pj Ser B	5.60%	1/1/2030	NR	1,000	1,030,350
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%	9/1/2035	NR	500	521,565
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	6,303,161
Total					9,919,411

Education 1.76%
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,870	6,757,607
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	3,072,360
Harrisburg PA Auth Univ Rev Univ of Science B	6.00%	9/1/2036	NR	3,000	3,084,720
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.10%	10/1/2036	NR	3,895	3,944,077
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	6,000	6,075,900
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	1,000	986,740
Lee Cnty FL Indl Dev Auth Ind Dev Rev Ser A Lee Chrtr Fndtn	5.25%	6/15/2027	BB	3,500	3,436,265
Total					27,357,669

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Gaming 0.49%
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist+	5.125%	1/1/2023	BB	$3,350	$3,436,162
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist+	5.25%	1/1/2033	BB	1,500	1,526,865
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A+	5.00%	12/1/2023	BB	1,685	1,665,050
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	1,000	1,024,480
Total					7,652,557

General Airport 0.77%
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 1 AMT	8.50%#	5/1/2029	CCC+	1,000	1,030,110
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 2 AMT	9.00%#	5/1/2029	CCC+	7,500	9,117,600
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	1,500	1,839,675
Total					11,987,385

General Obligation 1.47%
Aurora Single Tree Met Dist	5.50%	11/15/2031	NR	2,000	1,957,560
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	5,973,172
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	B2	4,010	4,034,702
Madre Metropolitan Dist No 2 CO Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	2,520	2,480,159
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(e)	5.25%	9/1/2036	BBB+	8,000	8,121,440
Todd Morrison Cass & Wadena Cntys MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	250	251,062
Total					22,818,095

Healthcare 15.86%
Allegheny Cnty PA Hosp Dev West PA Auth Rev Hlth Sys Ser A	5.00%	11/15/2028	BB	6,750	6,500,858
CA Hlth Facs Fin Auth Rev Sutter Hlth Ser A~(e)	5.00%	11/15/2042	Aa3	9,000	9,073,080

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser A~(e)	5.00%	4/1/2031	A+	$16,000	$16,084,640
CA Statewide Cmntys Dev Auth Rev Vly Care Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	1,466,535
CO Hlth Facs Auth Rev Catholic Hlth Initiatives A~(e)	4.75%	9/1/2040	AA	15,000	14,324,850
CO Hlth Facs Auth Rev Yampa Vly Med Ctr Pj(b)	5.125%	9/15/2029	BBB-	4,660	4,638,238
Crookstown MN Hlth Care Facs Rev Ref Riverview Health Pj	5.30%	5/1/2032	NR	1,000	975,660
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	10,000	9,339,700
Hillsdale MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-	2,360	2,454,636
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(e)	5.25%	10/1/2041	A3	5,000	5,083,800
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,820	6,997,456
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	7,376,334
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR	1,250	1,236,250
IL Fin Auth Rev Landing at Plymouth Pl Pj A	6.00%	5/15/2025	NR	3,000	3,138,090
IN Hlth & Edl Fac Fin Auth Hsg Rev Ref Clarian Hlth Oblig Group B~(e)	5.00%	2/15/2033	A+	20,000	19,941,600
IN Hlth & Edl Fac Fin Rev Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB-	5,000	5,070,650
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.125%	8/15/2026	BBB-	1,125	1,150,481
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	6,875	7,096,925
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	1,715	1,766,879
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	4,580	4,739,521
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(e)	5.25%	10/1/2036	A-	20,000	20,409,200
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.25%	7/1/2030	BBB-	2,000	2,015,560

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Monroe County PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	BBB+	$1,000	$1,001,860
NC Med Care Cmnty Hlthcare Fac Ref 1st Mtg Presbyterian Ser A	5.25%	7/1/2021	NR	1,720	1,740,124
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp~(e)	5.25%	7/1/2030	BBB	19,240	19,668,667
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,532,000
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2036	NR	5,000	4,748,950
St. Paul MN Hsg & Redev Auth Hlth Care Fac Rev Hlthpartners Oblig Grp Pj~(e)	5.25%	5/15/2036	Baa1	8,000	8,070,160
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,724,200
Sylacauga AL Hlthcare Auth Rev Ser A Coosa Vly Med Ctr	6.00%	8/1/2035	NR	3,000	3,070,680
Vigo Cnty ID Hosp Auth Rev Union Hospital Inc(b)	5.75%	9/1/2042	NR	7,000	7,052,920
Washington Cnty IA Hosp Rev Washington Cnty Hosp Pj	5.375%	7/1/2026	NR	1,525	1,543,956
Washington Cnty IA Hosp Rev Washington Cnty Hosp Pj	5.50%	7/1/2032	NR	2,540	2,575,941
WI St Hlth & Edl Facs Auth Rev Wheaton Hlthcare Ser B~(e)	5.125%	8/15/2030	A-	28,000	28,292,880
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,554,498
Total					246,457,779

Healthcare System 4.40%
Franklin Cnty OH Hlthcare Facs Rev OH Presbyterian Svcs A	5.00%	7/1/2026	BBB	1,200	1,203,132
IN Hlth & Edl Fac Fin Auth Hosp Rev Ref Clarian Hlth Oblig Group B~(e)	5.00%	2/15/2033	A+	12,280	12,244,142
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	500	529,095
Lubbock TX Hlth Facs Dev Corp Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	4,039,473
MA St Hlth & Edl Fac Auth Rev Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB	1,015	1,041,055
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D~(e)	5.25%	7/1/2025	BBB	10,560	10,773,840

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare System (continued)
Miami Beach FL Hlth Facs Rev Hosp Auth Mt. Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+		$3,775	$3,827,359
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR		1,000	1,010,110
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba1		1,700	1,738,216
NY St Dorm Auth Revs Non St Supported Debt Mt. Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	Baa1		4,000	4,050,000
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,102,464
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,920	1,947,014
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs~(e)	5.50%	10/1/2029	BBB-		15,470	15,723,631
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,568,306
Sylacauga AL Hlthcare Auth Ser A Coosa Vly Medical Ctr	6.00%	8/1/2025	NR		3,000	3,090,660
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		2,165	2,197,194
VT Econ Dev Auth Mtg Wake Robin Corp Pj Ser A	5.375%	5/1/2036	NR		2,250	2,275,650
Total						68,361,341

Hotel Convention 1.50%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	3,298,074
Austin TX Convention Enterprise Inc Convention Ctr Ref First Tier Ser B	5.75%	1/1/2024	BB		1,250	1,297,175
Austin TX Convention Enterprise Inc Convention Ctr Ref First Tier Ser B	5.75%	1/1/2034	BB		3,500	3,613,610
Baltimore MD Convention Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		4,000	4,209,280
MD St Econ Dev Corp Rev Ref Sr Lien Chesapeake Bay A	5.00%	12/1/2031	NR		10,000	9,929,800
MD St Econ Dev Corp Rev Ref Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR		1,000	1,014,780
Total						23,362,719

Housing 2.76%
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(e)	5.125%	1/1/2036	BBB-	(a)	10,700	10,824,227

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
MA St Hsg Fin Agy Hsg Rev Ser H AMT~(e)	5.25%	12/1/2048	AA-	$11,860	$12,001,075
OH St Hsg Fin Agy Resdl Mtg Rev Mtg Bkd Secs Ser H AMT~(e)	5.00%	9/1/2031	Aaa	20,000	20,135,100
Total					42,960,402

Industrial 9.39%
Allegheny Cnty PA Indl Dev Auth Rev Ref Envr Impt	5.50%	11/1/2016	Baa3	1,500	1,581,645
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3	16,500	17,937,150
Butler AL Ind Dev Bd Solid Wst Disp Rev GA Pacific Corp Pj AMT	5.75%	9/1/2028	B	2,500	2,560,100
Clark Cnty NV Indl Dev Rev NV Pwr Co Pj Ser A AMT	5.60%	10/1/2030	B	7,780	7,797,894
Coshocton Cnty OH Envr Rev Smurfit Stone Container+	5.125%	8/1/2013	CCC+	3,100	3,083,136
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj AMT	5.20%	6/1/2025	BBB	7,500	7,552,800
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj AMT	5.20%	6/1/2025	BBB	2,305	2,321,227
East Chicago Ind Solid Wst Disp Rev USG Corp Pj AMT	5.50%	9/1/2028	Baa3	1,700	1,819,306
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	989,860
IL Fin Auth Solid Wst Disp Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	NR	1,500	1,480,290
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	1,503,690
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	1,458,309
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	6,400	6,315,456
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%#	9/1/2020	B-	4,645	4,705,013
Mission TX Econ Dev Corp Solid Wst Disp Rev Allied Waste N.A. Inc Pj A AMT	5.20%	4/1/2018	B+	2,000	1,985,220
Mobile Cnty AL Indl Dev Auth Rev IPSCO Inc Pj AMT	6.875%#	5/1/2030	NR	3,000	3,136,440
NH St Business Fin Auth Swr & Solid Wst Disp NH Business Fin Auth Anheuser Busch Pj AMT	4.875%	3/1/2047	A	8,500	8,105,940

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	$5,035	$5,076,640
NY New York City Indl Dev Agy Spl Fac Rev British Airways plc AMT	5.25%	12/1/2032	BB+	500	490,350
OH St Wtr Dev Auth Solid Wst Allied Wast N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	1,750	1,749,965
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,625	1,640,145
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy Seward Ser A AMT	6.75%#	12/1/2036	B2	6,500	7,146,945
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B	6,700	7,208,664
Tob Securitization Auth So CA Tob Sttlmnt Ser A1 Snr	5.125%	6/1/2046	BBB	35,000	34,162,450
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.125%	6/1/2032	BBB	1,490	1,578,640
Tulsa OK Muni Arpt Tr Rev American Airlines Pj	6.25%	6/1/2020	B	5,040	5,068,526
Tulsa OK Muni Arpt Tr Rev Ref AMR Corp Ser B AMT	6.00%#	6/1/2035	B	7,400	7,517,882
Total					145,973,683

Investor Owned Utility 1.62%
Matagorda Cnty TX Nav Dist No 1 Rev Ref Houston AMT~(e)(2)	5.125%	11/1/2028	AAA	12,500	13,089,004
PA Econ Dev Fin Auth Exempt Facs Rev Auth Reliant Energy A AMT	6.75%#	12/1/2036	B2	1,500	1,649,295
PA Econ Dev Fin Auth Exempt Facs Rev Auth Reliant Energy B AMT	6.75%#	12/1/2036	B2	9,500	10,445,535
Total					25,183,834

Miscellaneous 2.73%
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	5,212,698
De Kalb Cnty GA Dev Auth Pollutn Ctrl Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B-	5,085	5,160,156
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B	2,495	2,684,420
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A~(e)	5.125%	6/1/2037	BBB	24,500	24,711,435

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB	$4,500	$4,708,350
Total					42,477,059

Multi-Family Housing 1.82%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Las Lomas Apts Ser A	5.60%	12/1/2009	B3	265	265,037
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	3,099,010
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,478,337
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,066,030
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	5.15%	12/1/2038	NR	12,300	12,306,765
Met Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Prestige A	7.50%	12/20/2040	NR	4,000	4,024,440
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	1,000	966,650
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser B 3+(c)	5.90%	9/30/2015	NR	2,000	2,071,740
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser D+(c)	5.30%	9/30/2015	NR	2,000	2,034,540
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	1,000	981,740
Total					28,294,289

Nursing Home 6.56%
Amherst NY Indl Dev Agy Civic Beechwood Hlthcare Ctr Inc	5.20%	1/1/2040	NR	1,500	1,489,515
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,450	1,505,274
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	2,119,383
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,471,275
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	2,400	2,365,968
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,894,992
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	3,844,838
Howard Cnty Md Ret Cmnty Rev Ref Vantage House Fac Ser B	5.25%	4/1/2037	NR	1,500	1,509,540

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home (continued)
Huntsville-Redstone Vlg AL Spl Care Facs Fin Auth Redstone Vlg Pj	5.50%	1/1/2028	NR	$4,500	$4,434,750
Huntsville-Redstone Vlg AL Spl Care Facs Fin Auth Redstone Vlg Pj	5.50%	1/1/2043	NR	6,500	6,283,745
IL Fin Auth Rev Clare At Wtr Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	996,120
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	1,000,080
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR	2,400	2,440,008
IL Fin Auth Rev Montgomery Place Pj Ser A	5.75%	5/15/2038	NR	4,600	4,733,492
Inver Grove Heights MN Nursing Home Rev Ref Presbyterian Homes Care	5.50%	10/1/2033	NR	525	525,882
Inver Grove Heights MN Nursing Home Rev Ref Presbyterian Homes Care	5.50%	10/1/2041	NR	3,000	2,995,110
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.45%	8/15/2035	BBB-	1,500	1,502,835
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal At Lexington Ser A	5.50%	1/1/2037	NR	1,300	1,298,102
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(e)	5.25%	10/1/2036	A-	25,000	25,511,500
Manhattan KS Hlth Care Fac Rev Meadowlark Hills Ret B	5.125%	5/15/2042	NR	1,000	972,240
Meridian MI Econ Dev Corp Ltd Oblig Rev Ref 1st Mtg Burcham Hills A 1	5.25%	7/1/2026	NR	1,595	1,580,613
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	1,027,796
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	743,250
OK Dev Fin Auth Rev Ref St. John Hlth Sys~(e)	5.00%	2/15/2032	AA-	10,000	10,113,600
Orange Cnty FL Hlth Facs Auth Rev 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR	1,500	1,489,710
Pinellas Cnty FL Hlth Facs Auth Rev 1st Mtg St. Mark Vlg Pj A	5.65%	5/1/2037	NR	2,500	2,492,975
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee(b)	5.75%	7/1/2045	NR	2,540	2,463,800
Sarasota Cnty FL Health Fac Auth Rev Hlthcare Sarasota Manatee(b)	5.75%	7/1/2037	NR	1,600	1,570,832

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Nursing Home (continued)
SC Jobs Econ Dev Auth Hlth Facs Rev Ref First Mtg Wesley Commons	5.125%	10/1/2026	NR		$1,400	$1,395,646
SC Jobs Econ Dev Auth Hlthcare Facs Rev Ref First Mtg Lutheran Homes(b)	5.625%	5/1/2042	NR		1,100	1,097,393
St. Paul MN Hsg & Redev Auth Rev Rossy & Richard Shaller Ser A	5.25%	10/1/2042	NR		1,750	1,730,435
WA St Hsg Fin Commn Nonprofit Rev Skyline At First Hill Pj Ser A	5.625%	1/1/2038	NR		7,350	7,411,740
Total						102,012,439

Nursing Home Continuing
Care Retirement Communities 2.97%
AZ Hlth Facs Auth Hlthcare Facs Rev Beatitudes Campus Pj	5.20%	10/1/2037	NR		13,000	12,823,330
CO Hlth Fac Auth Rev Covenant Ret Cmntys Inc	5.00%	12/1/2035	BBB		4,000	4,021,640
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR		2,325	2,345,576
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		13,000	12,740,910
HFDC Cent TX Inc Ret Fac Rev Vlg At Gleannloch Farms Ser A	5.50%	2/15/2027	NR		2,000	2,037,240
HFDC Cent TX Inc Ret Fac Rev Vlg At Gleannloch Farms Ser A	5.50%	2/15/2037	NR		1,850	1,871,349
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR		1,000	983,340
MD St Hlth & Higher Edl Facs Auth Rev King Farm Presbyterian Cmnty A	5.30%	1/1/2037	NR		2,600	2,623,140
NJ Econ Dev Auth Ret Cmty Ref Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		2,250	2,253,308
Northfield MN Hsg & Redev Auth Hsg Rev Northfield Ret Ctr B	5.125%	12/1/2026	NR		750	727,980
Northfield MN Hsg & Redev Auth Hsg Rev Northfield Ret Pj A	5.375%	12/1/2036	NR		1,000	986,130
St. Johns Cnty FL Indl Dev Auth Hlthcare Glenmoor Pj Ser A	5.375%	1/1/2040	NR		2,275	2,295,407
WI Hlth & Edl Facs Auth Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-(a	)	500	506,715
Total						46,216,065

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Port Facilities 1.23%
Los Angeles CA Hbr Dept Rev Los Angeles Hbr Dept AMT~(e)(12)	5.00%	8/1/2029	AAA		$4,900	$5,004,846
Los Angeles CA Hbr Dept Rev Los Angeles Hbr Dept AMT~(e)(12)	5.00%	8/1/2030	AAA		5,150	5,260,195
Los Angeles CA Hbr Dept Rev Los Angeles Hbr Dept AMT~(e)(12)	5.00%	8/1/2031	AAA		5,415	5,530,866
Port Of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B		3,200	3,243,328
Total						19,039,235

Power 1.56%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy College Pj LLC AMT	5.00%	3/1/2041	Baa2		19,500	18,123,885
MS Business Fin Corp MS MS Pollutn Energy Res Inc Pj	5.875%	4/1/2022	BBB		6,060	6,070,423
Total						24,194,308

Pre-Refunded 1.52%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Ser 2003 A 1	6.75%	6/1/2039	AAA		1,290	1,474,895
Knox Cnty TN Hlth Edl & Hsg Facs Bd Rev Univ Hlth Sys Inc	5.625%	4/1/2029	A-(a	)	1,000	1,039,040
KY Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare A	6.50%	10/1/2020	NR		575	625,290
Northern Tob Securitization Corp AK Tob Sttlmnt Asset Bkd Bds	6.50%	6/1/2031	AAA		1,125	1,202,647
Pocahontas Pkwy Assoc VA Toll Rd Rev Ser A	5.50%	8/15/2028	AAA		2,280	2,366,686
St. Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth East Ser B	5.375%	11/15/2034	A1		500	541,450
Tob Sttlmnt Fin Corp NJ	6.75%	6/1/2039	AAA		1,000	1,141,640
Tob Sttlmnt Fin Corp VA~(e)	5.625%	6/1/2037	AAA		13,850	15,170,182
Total						23,561,830

Resource Recovery 1.58%
Burlington KS Pollutn Ctrl Rev Ref KS Gas & Elec Co Pj A~(e)(12)	5.30%	6/1/2031	AAA		13,500	14,183,370
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,035,120
Gaston Cnty NC Facs & Pollutn Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR		4,890	5,088,143

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Resource Recovery (continued)
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	B-		$520	$550,191
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%#	11/15/2024	Baa2		750	780,937
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	B-		2,875	2,882,734
Total						24,520,495

Sales Tax 0.13%
Wyandotte Cnty/Kansas City KS Unif Govt Spl Oblig Rev Sales Tax 2nd Lien Area B	5.00%	12/1/2020	BBB-(a	)	2,000	2,057,720

Secondary Schools 0.22%
CO Edl & Cultural Facs Auth Rev Indpt Sch Impt Vail Christian High Sch	5.50%	6/1/2037	NR		3,500	3,449,285

Single Family Housing 1.86%
LA St Gas & Fuels Tax Rev Drivers Ser 1548-2~(e)(7)	5.00%	5/1/2041	AAA		20,000	20,486,000
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		2,790	2,920,432
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,255	5,513,914
Total						28,920,346

Special Assessment 8.33%
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR		1,000	999,190
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infras Pj A	5.35%	5/1/2036	NR		6,905	6,784,922
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR		2,880	2,867,385
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser B 2	5.10%	5/1/2016	NR		4,000	3,921,840
Brentwood CA Infras Fin Auth CIFP-1	5.15%	9/2/2035	NR		1,000	994,040
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR		7,000	6,886,670
Durbin Crossing Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2037	NR		6,000	5,938,740
East Homestead Cmnty Dev Dist FL Spl Assmt Rev	5.45%	5/1/2036	NR		960	948,835

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
East Homestead Cmnty Dev Dist Fl Spl Assmnt Rev Ser B	5.00%	5/1/2011	NR	$1,160	$1,150,894
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	1,029,470
Henderson NV Loc Impt Dists No T-18	5.25%	9/1/2026	NR	8,155	8,215,755
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,799,111
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	4,248,541
Lake Elsinore CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,667,523
Lancaster Cnty SC Assmt Rev Sun City Carolina Lakes Impt	5.45%	12/1/2037	NR	1,000	1,009,340
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	500	515,750
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	1,030,430
Mediterranea Cmnty Dev Dist FL Spl Assmt Ser A	5.60%	5/1/2037	NR	1,500	1,513,590
Northstar Cmnty Svcs Dist CA Spl Tax Cmnty Facs Dist No1	5.45%	9/1/2028	NR	7,000	7,128,870
Palma Sola Trace Cmnty Dev Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	875	886,734
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmt Ser A	5.60%	5/1/2035	NR	1,735	1,737,776
Pine Isl Cmnty Dev Dist FL Spl Assmt	5.75%	5/1/2035	NR	3,150	3,250,170
Prince Georges Cnty MD Spl Oblig Natl Hbr Pj	5.20%	7/1/2034	NR	10,250	10,220,377
Prince Georges Cnty MD Spl Tax Victoria Falls Pj	5.25%	7/1/2035	NR	1,250	1,257,962
Rancho Cordova Cmnty Facs Dist CA Spl Tax No 2003 1 Sun	5.375%	9/1/2030	NR	1,500	1,515,000
Rio CA Elem Sch Dist Cmnty Facs Dist Spl Tax No 1	5.125%	9/1/2028	NR	3,000	2,990,190
River Bend Cmnty Dev Dist FL Cap Impt Rev	5.45%	5/1/2035	NR	930	920,719
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	1,994,500
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	3,500	3,494,540
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	1,135	1,144,659
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,265	1,276,575

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2026	NR	$1,125	$1,135,474
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2036	NR	750	752,640
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	5,000	5,199,950
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.125%	5/1/2037	NR	2,000	2,072,680
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	11,000	10,611,370
Tolomato Cmnty Dev Dist FL Spl Assmt	5.40%	5/1/2037	NR	3,000	2,934,510
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	1,020	1,032,383
Winter Garden Vlg at Fowler Groves Cmnty Rev Dist FL Spl Assmnt	5.65%	5/1/2037	NR	1,000	1,030,010
William S Hart CA Unif High Sch Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	845	852,191
William S Hart CA Unif High Sch Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,895	1,912,339
Woodmen Heights Met Dist No 1 Co Rev	6.75%	12/1/2020	NR	3,125	3,248,469
Woodmen Heights Met Dist No 1 Co Rev	7.00%	12/1/2030	NR	8,945	9,395,649
Total					129,517,763

Special Tax 5.24%
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,300	1,285,310
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,235	1,242,472
Ava Maria Stewardship Cmnty Dist FL Cap Impt Rev Ser A	5.125%	5/1/2038	NR	2,000	1,918,580
Brunswick MD Spl Oblig Brunswick Crossing Spl Taxing	5.50%	7/1/2036	NR	8,000	8,084,160
Confluence Metropolitan Dist CO Tax Suppt Rev	5.45%	12/1/2034	NR	1,000	1,003,890
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev A	5.60%	5/1/2039	NR	1,750	1,731,625
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev B	5.50%	5/1/2017	NR	1,500	1,494,255
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,200	3,058,720
Farms New Kent VA Cmnty Dev Auth Spl Assmnt Ser B	5.45%	3/1/2036	NR	3,000	3,004,680

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Farms New Kent VA Cmnty Dev Auth Spl Assmnt Ser C	5.80%	3/1/2036	NR	$2,000	$1,997,040
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	8,150	8,164,670
Lake Elsinore CA Spl Tax Cmnty Facs Dist 3 Impt Area 1	5.25%	9/1/2030	NR	1,195	1,210,881
Lake Elsinore CA Spl Tax Cmnty Facs Dist No 2004-3-A	5.25%	9/1/2037	NR	2,800	2,787,176
Lathrop CA Spl Tax Cmnty Facs Cmnty Facs Dist No 06-1	5.30%	9/1/2026	NR	3,000	2,983,710
Lathrop CA Spl Tax Cmnty Facs Cmnty Facs Dist No 06-1	5.375%	9/1/2036	NR	7,000	6,994,330
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.875%	5/1/2038	NR	1,000	1,001,750
Magnolia West Cmnty Dev Dist Fl Spl Assmnt	5.35%	5/1/2037	NR	4,000	3,943,960
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	1,915	2,044,473
Millsboro DE Spl Oblig Plantation Lakes Spl Dev A	5.45%	7/1/2036	NR	5,000	4,928,300
Minneapolis MN Tax Inc Rev Grant Park Pj	5.35%	2/1/2030	NR	1,500	1,501,830
Myrtle Beach SC Tax Inc Myrtle Beach Air Force Base A	5.25%	10/1/2026	NR	1,000	1,010,800
Myrtle Beach SC Tax Increment Myrtle Beach Air Force Base A	5.30%	10/1/2035	NR	1,000	1,010,180
OH Cnty W VA Cnty Commn Spl Dist Excise Tax Rev Ref & Impt Ft Henry Econ Dev B	5.625%	3/1/2036	NR	3,850	3,962,574
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	2,645	2,636,906
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser A	5.40%	5/1/2037	NR	1,500	1,443,585
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	1,000	986,050
South Fork East Cmnty Dev Dist FL Cap Impt Rev	5.35%	5/1/2036	NR	2,885	2,834,830
Split Pine Cmnty Dev Dist FL Spl Assmnt Ser A	5.25%	5/1/2039	NR	1,385	1,343,242
Stone Canyon Cmnty Impt Dist MO Rev Pub Infras Impt Pj	5.70%	4/1/2022	NR	1,485	1,460,171
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	2,282,970

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	$2,165	$2,106,177
Total					81,459,297

Tobacco 5.92%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,638,796
Golden St Tob Securitization Corp CA Tob Sttlmnt Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)**	Zero Coupon	6/1/2037	BBB	20,000	15,169,600
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A~(e)	5.00%	6/1/2045	A	20,000	20,207,200
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(e)	5.75%	6/1/2047	BBB	6,600	6,883,074
Nassau Cnty NY Tob Sttlmnt Corp Asset Bkd Sr A 3	5.125%	6/1/2046	BBB	5,000	5,076,550
Tob Sttlmnt Auth IA Rev Asset Bkd Ser C	5.625%	6/1/2046	BBB	3,100	3,158,187
Tob Sttlmnt Auth IA Rev Asst Bkd Ser C	5.375%	6/1/2038	BBB	8,050	8,093,309
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,165	4,407,028
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,960	3,211,334
Tob Sttlmnt Rev Mgmt Auth SC Sec B	6.375%	5/15/2028	BBB	2,800	2,972,788
Tob Sttlmnt Rev Mgmt Auth Ser B	6.375%	5/15/2030	BBB	8,005	9,090,798
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	10,000	10,167,600
Total					92,076,264

Toll Roads 0.17%
NJ St Tpk Auth Tpk Rev Ser C-1~(e)(2)	5.00%	1/1/2035	AAA	1,000	1,016,180
Santa Rosa Bay Bridge Auth FL Rev Cap App	Zero Coupon	7/1/2017	B1	2,800	1,566,432
Total					2,582,612

Transportation 3.92%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa3	500	510,815
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier	7.25%	1/1/2023	NR	5,000	5,237,050

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier	7.375%	1/1/2030	NR	$8,000	$8,392,640
Metropolitan Transn Auth NY Rev Transn Ser B CR~(e)(8)	4.50%	11/15/2036	AAA	29,000	27,945,850
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B1	4,835	4,878,660
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,032,600
Tulsa OK Muni Arpt Tr Rev Ser A Rmkt AMT	7.75%#	6/1/2035	B	11,000	12,859,770
Total					60,857,385

Universities 2.85%
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	1,017,240
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,468,445
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	2,000	2,010,360
Univ AL at Birmingham Hosp Rev Ser A~(e)	5.00%	9/1/2041	A+	40,000	39,802,400
Total					44,298,445

Water/Sewer 2.44%
NY New York City Muni Fin Auth Wtr & Swr Sys Rev 2nd Gen Solution Ser AA~(e)	4.75%	6/15/2037	AA	30,000	29,856,600
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res Llc Pjs AMT	5.60%	12/1/2022	NR	2,000	1,969,700
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res Llc Pjs AMT	5.75%	12/1/2032	NR	5,000	4,889,350
Western Generation Agy OR Cogeneration Pj Rev Sub Lien Wauna Cogeneration C	5.00%	1/1/2021	NR	1,190	1,204,054
Total					37,919,704
Total Municipal Bonds (cost $1,784,370,484)					1,794,105,434

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENTS 0.42%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	6,611	$6,610,737
SSgA Tax Free Money Market Fund	6	6,187
Total Short-Term Investments (cost $6,616,924)		6,616,924
Total Investments in Securities 115.84% (cost $1,790,987,408)		1,800,722,358
Liabilities in Excess of Cash and Other Assets(d) (15.84%)		(246,293,540)
Net Assets 100.00%		$1,554,428,818

See Notes to Schedule of Investments.

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	2,686	Short	$(289,416,500)	$3,559,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICHIGAN TAX FREE TRUST June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 105.38%

Education 6.55%
Carman-Ainsworth MI Cmnty Sch Unrefunded Balance(7)	5.00%	5/1/2027	AAA	$480	$491,107
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-	900	902,097
Grand Vly MI St Univ Rev(7)	5.50%	2/1/2018	AAA	1,150	1,243,875
MI Higher Ed Student Ln Auth Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA	1,000	992,480
Plymouth MI Edl Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-	405	405,911
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	586,159
Total					4,621,629

General Obligation 15.60%
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%	5/1/2033	AA-	1,000	1,023,870
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	402,504
Birmingham MI City Sch Dist Sch Bldg & Site(8)	5.00%	11/1/2033	AAA	1,000	1,032,720
Caledonia MI Cmnty Schs CR(8)	5.25%	5/1/2022	AAA	1,025	1,077,316
Grand Blanc MI Cmnty Schs Sch Bldg & Site(8)	5.00%	5/1/2021	AAA	500	518,975
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,201,399
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A(8)	5.00%	5/1/2024	AAA	1,070	1,111,698
MI Muni Bd Auth Rev Loc Govt Ln Prog Ser A(2)	4.25%	5/1/2029	AAA	1,000	914,480
Mount Clemens MI Cmnty Sch Dist(7)	4.375%	5/1/2027	AAA	500	481,660
Mount Clemens MI Cmnty Sch Dist(7)	4.375%	5/1/2031	AAA	1,000	941,360
Royal Oak MI Ref Cap Impt Ser B(12)	4.375%	5/1/2026	AAA	660	634,154
Saginaw MI City Sch Dist Sch Bldg & Site(8)	5.00%	5/1/2034	AAA	1,125	1,155,004
Wayne Cnty MI Bldg Auth Cap Impt Ser A(12)	5.25%	6/1/2016	AAA	500	505,600
Total					11,000,740

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare 4.02%
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	$375	$398,940
MI St Hosp Fin Auth Rev Henry Ford Hlth Sys A	5.00%	11/15/2038	A1	1,000	999,940
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	375	369,525
MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA	1,000	1,064,870
Total					2,833,275

Housing 5.10%
MI St Hsg Dev Auth Rental Hsg Rev Ser B AMT(8)	4.85%	10/1/2037	AAA	2,000	1,923,480
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg Wiliams Pavilion AMT(9)	4.90%	4/20/2048	Aaa	1,000	965,740
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg Deaconess Tower AMT(9)	5.20%	8/20/2038	Aaa	700	708,204
Total					3,597,424

Industrial 0.77%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	525	546,268

Lease 2.62%
Grand Rapids MI Pub Sch(12)	5.00%	11/1/2021	AAA	250	257,870
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,593,947
Total					1,851,817

Power 1.40%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	628,165
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(12)	7.00%	7/15/2008	AAA	350	361,109
Total					989,274

Pre-Refunded 41.03%
Adrian MI City Sch Dist(8)	5.00%	5/1/2034	AAA	1,500	1,582,290
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(7)	6.00%	5/1/2023	AAA	1,100	1,141,162
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA-	450	474,003
Carman-Ainsworth MI Cmnty Sch(7)	5.00%	5/1/2027	AAA	520	542,110

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA-	$350	$362,523
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(7)	5.25%	5/1/2028	AAA	1,000	1,062,160
Detroit MI Sew Disp Rev Ref Sr Lien Ser A(8)	5.00%	7/1/2028	AAA	715	751,186
Eastern MI Univ Rev Gen Ser B(7)	5.60%	6/1/2025	AAA	1,430	1,495,308
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA-	700	726,922
Greenville MI Pub Sch(8)	6.00%	5/1/2025	AAA	1,000	1,037,420
Hartland MI Cons Sch Dist(7)	6.00%	5/1/2021	AAA	1,950	2,057,250
Huron MI Sch Dist(8)	5.25%	5/1/2021	AAA	250	261,320
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev ETM RIBs(7)	6.358%	6/1/2011	AAA	2,000	2,026,480
Kaleva Norman ETC MI Sch Dist Bldg & Site(7)	6.00%	5/1/2025	Aaa	600	622,452
Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA-	450	470,376
Lake Orion MI Cmnty Sch Dist	5.125%	5/1/2022	AA-	550	575,878
Lake Orion MI Cmnty Sch Dist Ser A(7)	6.00%	5/1/2017	AAA	1,335	1,407,691
Memphis MI Cmnty Sch(7)	5.25%	5/1/2029	Aaa	150	153,653
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	1,013,900
Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2020	Aaa	300	315,771
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA-	1,325	1,397,146
Potterville MI Pub Sch(8)	6.00%	5/1/2029	AAA	1,000	1,037,420
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,081,300
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	1,000	1,078,290
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	500	527,480
South Lyon MI Cmnty Schs(8)	5.50%	5/1/2023	AAA	1,425	1,484,522
South Lyon MI Cmnty Schs Sch Bldg & Site(7)	5.25%	5/1/2022	AAA	1,000	1,058,350
Southfield MI Pub Schs Sch Bldg & Site Ser A(7)	5.25%	5/1/2021	AAA	1,025	1,088,714

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Southfield MI Pub Schs Sch Bldg & Site Ser B(8)	5.00%	5/1/2029	AAA	$1,000	$1,054,860
Warren MI Cons Sch Dist Sch Bldg & Site(7)	5.00%	5/1/2027	AAA	1,000	1,049,310
Total					28,937,247

Resource Recovery 1.40%
MI St Strategic Fd Solid Wst Disp Rev Ref Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	987,380

Transportation 4.00%
MI St Comprehensive Transn Ref Ser A(8)	5.00%	11/1/2021	AAA	700	718,823
MI St Trunk Line(7)	5.00%	11/1/2021	AAA	2,000	2,100,200
Total					2,819,023

Water/Sewer 22.89%
Detroit MI Sew Disp Rev Sr Lien A(8)	5.00%	7/1/2028	AAA	285	292,105
Detroit MI Wtr Supply Sys Sr Lien Ser A(12)	5.00%	7/1/2034	AAA	1,000	1,026,520
Detroit MI Wtr Supply Sys Sr Lien Ser A~(e)(8)	5.00%	7/1/2034	AAA	10,000	10,296,250
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(7)	4.75%	1/1/2028	AAA	1,050	1,054,736
Grand Rapids MI Wtr Supply(7)	5.00%	1/1/2035	AAA	500	515,695
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(8)	5.00%	7/1/2022	AAA	1,865	1,926,321
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA	1,000	1,032,460
Total					16,144,087
Total Municipal Bonds (cost $71,836,620)					74,328,164

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.99%

Variable Rate Demand Note
Univ MI Univ Revs Hosp Ser A(f) (cost $700,000)	3.90%	7/2/2007	AA+	$700	$700,000
Total Investments in Securities 106.37% (cost $72,536,620)					75,028,164
Liabilities in Excess of Cash and Other Assets(d) (6.37%)					(4,496,461)
Net Assets 100.00%					$70,531,703

See Notes to Schedule of Investments.

5

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	66	Short	$(7,111,500)	$96,620

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 110.32%

Education 19.70%
Cumberland Cnty PA Muni Auth Dickinson College Assn Indpt Colleges & Univ GGl(12)	4.50%	5/1/2037	AAA	$345	$328,133
Delaware Cnty PA Auth Rev Eastern Univ(13)	4.55%	10/1/2036	AA	950	883,234
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science Ser A	5.40%	9/1/2016	NR	500	511,565
Lehigh Cnty PA Gen Purp Auth Rev DeSales Univ Pj(13)	5.125%	12/15/2023	AA	1,000	1,031,320
New Wilmington PA Muni Auth Rev Westminster College Pj GG4(13)	5.125%	5/1/2033	AA	1,000	1,018,870
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	621,366
PA St Higher Edl Facs Auth College & Univ Revs Allegheny College	4.80%	5/1/2036	A-	1,000	987,630
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj(13)	5.375%	7/1/2031	AA	1,000	1,032,360
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(13)	5.625%	3/15/2025	AA	1,000	1,033,820
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(13)	5.75%	3/15/2030	AA	500	518,355
PA St Higher Edl Facs Auth College & Univ Revs Ursinus College(13)	5.50%	1/1/2024	AA	1,000	1,053,590
PA St Higher Edl Facs Auth Rev Assn Indpt Colleges & Univ-GG5 Gwynedd Mercy(b)(13)	5.125%	5/1/2032	AA	1,020	1,032,026
PA St Higher Edl Facs Auth Rev Ref Bryn Mawr College(2)	5.00%	12/1/2037	AAA	1,000	1,037,140
PA St Higher Edl Facs Auth Rev Ref Philadelphia Univ	5.00%	6/1/2030	BBB	1,000	997,250
PA St Higher Edl Facs Auth Rev Thomas Jefferson Univ Ser B(2)	4.125%	9/1/2026	Aaa	500	457,240
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1(14)	5.00%	11/1/2033	AAA	1,000	1,030,120
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	1,032,210
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads(12)	5.00%	6/1/2015	AAA	250	252,237

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Philadelphia PA Auth Indl Dev Revs Russell Byers Chrtr Sch A(b)	5.25%	5/1/2037	BBB-	$1,000	$1,000,680
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	218,312
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	208,010
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	198,098
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch(7)	5.00%	2/1/2029	AAA	1,000	1,033,640
Swarthmore Borough Auth PA College Ser A	4.125%	9/15/2026	Aaa	600	554,790
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	570	570,827
Total					18,642,823

General Obligation 7.34%
Armstrong Sch Dist PA(8)	4.125%	3/15/2026	Aaa	500	457,200
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,366,920
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	644,494
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,651,231
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB-	1,825	1,887,415
Somerset PA Area Sch Dist Ser C(8)	4.25%	3/15/2027	Aaa	1,000	941,320
Total					6,948,580

Healthcare 6.23%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2028	BB	1,000	963,090
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	500,750
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,556,910
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	A	1,000	1,020,970
Monroe County PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	BBB+	1,000	1,001,860
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(12)	6.25%	7/1/2024	AAA	850	851,326
Total					5,894,906

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing 9.31%
Allegheny Cnty PA Resdl Fin Auth Mtg Rev Sing Fam Mtg Ser VV AMT(10)	4.95%	11/1/2037	Aaa		$1,000	$981,450
PA Hsg Fin Agy Sing Fam Mtg Ser 90 A AMT	4.70%	10/1/2025	AA+		960	967,584
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+		3,000	3,013,230
PA Hsg Fin Agy Sing Fam Mtg Ser 95 A AMT	4.90%	10/1/2037	AA+		1,000	978,310
PA Hsg Fin Agy Sing Fam Mtg Ser 97 A AMT	4.70%	10/1/2037	AA+		1,000	938,600
PA Hsg Fin Agy Sing Fam Mtg Ser 98 A AMT	4.85%	10/1/2031	AA+		2,000	1,933,440
Total						8,812,614

Industrial 4.45%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+		1,000	1,021,110
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB		650	676,331
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(8)	5.125%	10/1/2026	AAA		1,000	1,035,420
York Cnty PA Ind Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A(12)	6.45%	10/1/2019	AAA		1,475	1,478,378
Total						4,211,239

Lease 1.64%
York PA Gen Auth Rev York City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA		1,475	1,549,414

Miscellaneous 1.91%
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,047,690
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA		730	757,105
Total						1,804,795

Pre-Refunded 47.27%
Allegheny Cnty PA Port Auth Spl Rev Transn(12)	6.125%	3/1/2029	AAA		500	522,985
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A- (a	)	1,000	1,083,360

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa	$465	$479,210
Mifflin Cnty PA(7)	5.625%	9/1/2031	AAA	2,500	2,660,875
Montgomery Cnty PA Higher Ed & Hlth Auth Rev Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1	1,000	1,082,900
PA Conv Ctr Auth Rev Ser A ETM(7)	6.70%	9/1/2016	AAA	855	957,155
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+	800	830,080
PA St Higher Edl Facs Auth Rev Univ Sciences Phil(12)	5.25%	11/1/2025	AAA	1,000	1,019,380
PA St Tpk Commn(2)	5.50%	7/15/2033	AAA	1,000	1,066,500
Pennsbury PA Sch Dist(7)	5.50%	1/15/2020	Aaa	1,000	1,061,150
Philadelphia PA Gas Wks Rev 12th Ser B ETM(12)	7.00%	5/15/2020	AAA	2,035	2,370,531
Philadelphia PA Sch Dist(7)	5.25%	6/1/2034	AAA	3,000	3,216,720
Philadelphia PA Sch Dist Ser A(8)	5.50%	2/1/2031	AAA	500	531,255
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2019	AAA	450	477,032
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2020	AAA	250	265,018
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2021	AAA	500	530,035
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2030	AAA	1,250	1,325,087
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2021	AAA	1,000	1,074,380
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2022	AAA	1,000	1,074,380
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	5,500	5,930,595
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	925	974,950
Quaker Vly PA Sch Dist(8)	5.50%	4/1/2025	Aaa	800	868,256
Riverside PA Sch Dist(7)	5.50%	10/15/2020	AAA	1,000	1,049,030
St Pub Sch Bldg Auth PA Northhampton Area Cmnty College(2)	5.75%	3/1/2020	AAA	1,775	1,872,057
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(12)	5.50%	10/1/2020	AAA	800	833,840
St Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Pj~(e)(8)	5.00%	6/1/2033	AAA	10,000	10,507,150

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
St Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Pj(8)	5.25%	6/1/2027	AAA	$1,000	$1,064,590
Total					44,728,501

Transportation 4.40%
Allegheny Cnty PA Arpt Rev(12)	5.00%	1/1/2017	AAA	1,000	1,013,590
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(8)	5.20%	1/1/2027	AAA	1,000	1,040,110
Delaware River Port Auth PA & NJ Rev(8)	6.00%	1/1/2019	AAA	1,000	1,048,140
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	1,000	1,061,620
Total					4,163,460

Water/Sewer 8.07%
Allegheny Cnty PA San Auth Swr Rev (b)(7)	5.00%	12/1/2037	AAA	1,000	1,034,710
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA	1,000	1,025,730
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT(7)	5.00%	11/1/2036	AAA	1,000	1,016,270
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	1,000	1,021,570
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760	793,448
Philadelphia PA Wtr & Wst Wtr Rev Ser B(2)	4.25%	11/1/2031	AAA	3,000	2,748,390
Total					7,640,118
Total Municipal Bonds (cost $101,222,164)					104,396,450

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $1,026)	1	1,026
Total Investments in Securities 110.32% (cost $101,223,190)		104,397,476
Liabilities in Excess of Cash and Other Assets(d)(10.32%)		(9,768,142)
Net Assets 100.00%		$94,629,334

See Notes to Schedule of Investments.

5

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	63	Short	$(6,788,250)	$92,480

See Notes to Schedule of Investments.

6

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2007.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at June 30, 2007.
~	Fair Valued Security (See Note 2(a)).
(a)	This investment has been rated by Fitch IBCA.
(b)	Security purchased on a when-issued basis (See Note 2(d)).
(c)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(d)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(e)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Schedule of Investments for details of Municipal Bonds Held in Trust.

(f)	The interest rate represents the rate at June 30, 2007. The date represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certificate Bond Insurance
(4)	CIFG Guaranty
(5)	Federal Home Loan Mortgage Corporation
(6)	Federal National Mortgage Association
(7)	Financial Guaranty Insurance Company
(8)	Financial Security Assurance Inc.
(9)	Government National Mortgage Association
(10)	Government National Mortgage Association/Federal National Mortgage Association
(11)	Insurance Bond Certificate
(12)	Municipal Bond Investors Assurance Corporation
(13)	Radian Asset Assurance, Inc.
(14)	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Statutory Trust on July 22, 2002.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Florida Series (“Florida”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Michigan Series (“Michigan”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Intermediate.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)       Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)      Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)       Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Funds will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of June 30, 2007, each Fund except Intermediate had open futures contracts.

(d)      When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)             Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Florida	$5,750,000	3.60% - 3.66%	$12,001,723
Georgia	9,020,000	3.60% - 3.66%	18,744,698
High Yield	250,795,000	3.58% - 3.68%	495,544,635
Michigan	5,500,000	3.63% - 3.65%	11,374,540
Pennsylvania	7,750,000	3.63% - 3.66%	16,437,745

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset values per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Funds	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain / (Loss)
Intermediate	$13,790,476	$22,711	$(95,882)	$(73,171)
Florida	61,592,910	2,998,757	(407,159)	2,591,598
Georgia	129,911,491	2,665,094	(889,237)	1,775,857
High Yield	1,540,094,689	26,783,025	(16,950,356)	9,832,669
Michigan	67,017,076	2,780,349	(269,261)	2,511,088
Pennsylvania	93,484,757	3,792,653	(629,934)	3,162,719

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds.  All other Funds may invest up to 20% in such Bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except Intermediate) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Intermediate and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Intermediate and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”) except High Yield, which may invest up to 100% in AMT paper.  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in TOB Residuals, although each Fund other than High Yield may invest no more than 20% of its net assets in such bonds. High Yield may invest in TOB Residuals without such limitation. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007